9. EQUITY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Warrant 1
Number of Warrants	537,037	693,437
Weighted Average Remaining Life	3 years 11 months 12 days
Weighted Average Exercise Price	$ 1.50	$ 2.22
Shares Exercisable	537,037	693,437
Warrant 2
Number of Warrants	445,326	445,326
Weighted Average Remaining Life	2 years 5 months 5 days
Weighted Average Exercise Price	$ 14.55	$ 14.55
Shares Exercisable	445,326	445,326
Total
Number of Warrants	982,363	1,138,763
Weighted Average Exercise Price	$ 7.41	$ 7.02
Shares Exercisable	982,363	1,138,763
Weighted Average Exercise Price Shares Exercisable	$ 7.41	$ 7.02